(VCAPX)

January 31, 2017

Supplement to the Prospectus dated December 18, 2015

Temporary Suspension of Offering and Sales of Fund Shares

Because the Fund has experienced a delay in filing its 2016 annual report, it has been unable to update its Prospectus and Statement of Additional Information. Therefore, the Fund’s Board of Trustees has determined to temporarily suspend the sale of Fund shares until an updated Prospectus and Statement of Additional Information is filed with the Securities and Exchange Commission and an updated Prospectus is available.

Effective after the close of business January 31, 2017, the Fund’s transfer agent will not accept orders for sales of additional shares of the Fund, either from current Fund shareholders or from new investors, until otherwise notified by the Fund.

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This Supplement, the Prospectus and the Statement of Additional Information, both dated December 18, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, and are incorporated by reference, and can be obtained without charge by calling toll-free 1-866-277-8243.